Stock-Based Compensation - Additional Information (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 6.4	$ 2.6	$ 20.5	$ 14.5				$ 21.3	$ 20.8	$ 26.0
Unamortized compensation expense expected to be vested	35.4		35.4					24.6
Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	0.4		1.2					1.7
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	2.3		5.0
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	2.3		7.0					4.6
Performance Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 1.2		$ 6.4					$ 6.5
Award vesting period (in years)			3 years					3 years
Percentage of incentive stock awards expected to be vested and awarded of stocks granted (as a percent)								84.00%
Performance Shares | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of incentive stock awards expected to be vested and awarded of stocks granted (as a percent)			0.00%					0.00%
Performance Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of incentive stock awards expected to be vested and awarded of stocks granted (as a percent)			200.00%					200.00%
Performance Shares | Scenario Forecast as of September 30, 2018 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of incentive stock awards expected to be vested and awarded of stocks granted (as a percent)					91.00%	81.00%	71.00%
2011 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for grant (in shares)	3,800,000		3,800,000
2011 Plan | Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period (in years)			4 years					4 years
Plan term (in years)			10 years					10 years
2011 Plan | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period (in years)			4 years					4 years
Directors Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 0.2		$ 0.9
Directors Plan | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period (in years)			1 year
2000 Plan | Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period (in years)			4 years					4 years
Plan term (in years)			10 years					10 years
2000 Plan | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period (in years)			4 years					4 years